SUPPLEMENT DATED AUGUST 10, 2010

TO PROSPECTUSES DATED MAY 1, 2003
FOR NEW YORK KEYPORT LATITUDE AND NEW YORK KEYPORT CHARTER

TO PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT VISTA

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

The name of the advisor to the Rydex Funds has been changed from PADCO Advisors II, Inc. to Rydex Advisors II, LLC.

Please retain this supplement with your prospectus for future reference.

Charter, Latitude, Vista (NY) 8/2010